Cover Page Document	Dec. 13, 2019
Cover page.
Document Type	8-K
Document Period End Date	Dec. 13, 2019
Entity Registrant Name	PIPER JAFFRAY COMPANIES
Entity Incorporation, State or Country Code	DE
Entity File Number	1-31720
Entity Tax Identification Number	30-0168701
Entity Address, Address Line One	800 Nicollet Mall
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55402
City Area Code	(612)
Local Phone Number	303-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PJC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001230245
Amendment Flag	false